UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:                                                         Schedule of Investments

Credit Suisse Large Cap Blend Fund

Schedule of Investments

March 31, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (3.7%)
Boeing Co.	6,700	$595,697
L-3 Communications Holdings, Inc.	4,100	358,627
Northrop Grumman Corp.	5,900	437,898
Raytheon Co.	8,300	435,418
United Technologies Corp.	4,400	286,000
		2,113,640
Air Freight & Couriers (1.4%)
FedEx Corp.	4,200	451,206
Ryder System, Inc.	7,000	345,380
		796,586
Airlines (0.2%)
Alaska Air Group, Inc.*	3,400	129,540
Auto Components (0.2%)
Autoliv, Inc.	2,000	114,220
Banks (5.3%)
Bank of America Corp.	22,101	1,127,593
Bank of New York Company, Inc.	3,500	141,925
Northern Trust Corp.	5,900	354,826
PNC Financial Services Group, Inc.	1,400	100,758
Wachovia Corp.	2,200	121,110
Washington Mutual, Inc.	8,900	359,382
Wells Fargo & Co.	23,700	815,991
		3,021,585
Beverages (2.6%)
Coca-Cola Co.	1,500	72,000
Molson Coors Brewing Co. Class B§	4,500	425,790
Pepsi Bottling Group, Inc.	11,300	360,357
PepsiCo, Inc.	9,400	597,464
		1,455,611
Biotechnology (1.1%)
Amgen, Inc.*	10,800	603,504
Chemicals (1.5%)
Ashland, Inc.	5,300	347,680
Dow Chemical Co.	9,400	431,084
Rohm & Haas Co.	1,100	56,892
		835,656
Commercial Services & Supplies (1.2%)
FactSet Research Systems, Inc.	1,900	119,415
Kelly Services, Inc. Class A	6,100	196,420
R. R. Donnelley & Sons Co.§	3,900	142,701
Steelcase, Inc. Class A	12,300	244,647
		703,183
Commingled Fund (1.4%)
iShares S&P 500 Index Fund§	5,600	797,104
Communications Equipment (1.4%)
Cisco Systems, Inc.*	19,600	500,388
Motorola, Inc.	9,300	164,331
Qualcomm, Inc.	3,500	149,310
		814,029
Computers & Peripherals (4.2%)
Apple Computer, Inc.*	1,900	176,529

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
Dell, Inc.*	18,100	$420,101
Hewlett-Packard Co.	19,700	790,758
International Business Machines Corp.	9,900	933,174
Western Digital Corp.*	6,100	102,541
		2,423,103
Diversified Financials (9.4%)
Citigroup, Inc.	24,700	1,268,098
Countrywide Financial Corp.	11,400	383,496
Franklin Resources, Inc.	900	108,747
Freddie Mac	2,900	172,521
Goldman Sachs Group, Inc.	3,400	702,542
JPMorgan Chase & Co.	21,900	1,059,522
Lehman Brothers Holdings, Inc.	4,400	308,308
Merrill Lynch & Company, Inc.	7,300	596,191
Moody’s Corp.	900	55,854
Morgan Stanley	8,500	669,460
SLM Corp.	1,500	61,350
		5,386,089
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	34,422	1,357,260
CenturyTel, Inc.	1,900	85,861
Verizon Communications, Inc.	4,000	151,680
		1,594,801
Electric Utilities (3.4%)
Constellation Energy Group	2,000	173,900
Edison International	8,900	437,257
Entergy Corp.	4,200	440,664
FirstEnergy Corp.§	7,200	476,928
PG & E Corp.§	9,100	439,257
		1,968,006
Electrical Equipment (0.1%)
Cooper Industries, Ltd. Class A	1,200	53,988
Electronic Equipment & Instruments (0.3%)
Thermo Fisher Scientific, Inc.*§	3,400	158,950
Energy Equipment & Services (1.8%)
ENSCO International, Inc.	6,900	375,360
Halliburton Co.	11,100	352,314
National-Oilwell Varco, Inc.*	800	62,232
Noble Corp.	1,200	94,416
Schlumberger, Ltd.	900	62,190
Unit Corp.*	1,200	60,708
		1,007,220
Food & Drug Retailing (1.4%)
Kroger Co.	6,700	189,275
Rite Aid Corp.*§	24,900	143,673
Safeway, Inc.	13,100	479,984
		812,932
Food Products (0.1%)
General Mills, Inc.	1,400	81,508
Healthcare Equipment & Supplies (0.9%)
Baxter International, Inc.	2,400	126,408
Becton Dickinson & Co.	3,700	284,493
Edwards Lifesciences Corp.*	2,300	116,610
		527,511

	Number of Shares	Value
COMMON STOCKS
Healthcare Providers & Services (4.0%)
Aetna, Inc.	10,500	$459,795
Coventry Health Care, Inc.*	2,300	128,915
Express Scripts, Inc.*	1,500	121,080
Humana, Inc.*	6,400	371,328
Laboratory Corporation of America Holdings*	1,500	108,945
McKesson Corp.	7,400	433,196
United Health Group, Inc.	8,100	429,057
WellPoint, Inc.*	2,800	227,080
		2,279,396
Household Durables (1.0%)
American Greetings Corp. Class A	6,900	160,149
Harman International Industries, Inc.	600	57,648
Whirlpool Corp.§	4,400	373,604
		591,401
Household Products (2.0%)
Clorox Co.	1,800	114,642
Colgate-Palmolive Co.	1,800	120,222
Procter & Gamble Co.	14,100	890,556
		1,125,420
Industrial Conglomerates (4.2%)
General Electric Co.	36,900	1,304,784
Honeywell International, Inc.	10,500	483,630
Tyco International, Ltd.	18,700	589,985
		2,378,399
Insurance (6.2%)
ACE, Ltd.	5,900	336,654
Aflac, Inc.	3,900	183,534
Allstate Corp.	2,800	168,168
American International Group, Inc.	6,900	463,818
Axis Capital Holdings, Ltd.	9,100	308,126
Genworth Financial, Inc. Class A	11,600	405,304
Hartford Financial Services Group, Inc.	5,000	477,900
Loews Corp.	5,500	249,865
MetLife, Inc.	1,700	107,355
Prudential Financial, Inc.§	5,800	523,508
SAFECO Corp.§	1,000	66,430
XL Capital, Ltd. Class A	3,700	258,852
		3,549,514
Internet Software & Services (0.4%)
Google, Inc. Class A*	100	45,816
IAC/InterActiveCorp.*	2,900	109,359
VeriSign, Inc.*	3,800	95,456
		250,631
IT Consulting & Services (1.3%)
Accenture, Ltd. Class A	9,500	366,130
Electronic Data Systems Corp.	13,100	362,608
		728,738
Leisure Equipment & Products (0.7%)
Eastman Kodak Co.§	2,400	54,144
Hasbro, Inc.§	6,200	177,444
Mattel, Inc.	7,100	195,747
		427,335
Machinery (3.2%)
Cummins, Inc.	2,900	419,688
Dover Corp.	7,300	356,313

	Number of Shares	Value
COMMON STOCKS
Machinery
Eaton Corp.	4,500	$376,020
Parker Hannifin Corp.	4,400	379,764
Terex Corp.*	4,100	294,216
		1,826,001
Media (2.5%)
DIRECTV Group, Inc.*	15,600	359,892
EchoStar Communications Corp. Class A*	5,000	217,150
Time Warner, Inc.	11,100	218,892
Walt Disney Co.	18,200	626,626
		1,422,560
Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B§	7,276	481,598
Nucor Corp.	1,800	117,234
		598,832
Multiline Retail (2.9%)
Big Lots, Inc.*§	2,600	81,328
Federated Department Stores, Inc.	7,000	315,350
Kohl’s Corp.*	5,500	421,355
Wal-Mart Stores, Inc.	18,100	849,795
		1,667,828
Oil & Gas (8.3%)
Chevron Corp.	14,400	1,065,024
ConocoPhillips	11,300	772,355
Exxon Mobil Corp.	30,100	2,271,045
Marathon Oil Corp.	4,800	474,384
XTO Energy, Inc.	2,300	126,063
		4,708,871
Pharmaceuticals (7.1%)
Abbott Laboratories	1,000	55,800
Forest Laboratories, Inc.*	5,100	262,344
Johnson & Johnson	17,700	1,066,602
Merck & Company, Inc.	10,100	446,117
Mylan Laboratories, Inc.§	18,100	382,634
Pfizer, Inc.	44,600	1,126,596
Schering-Plough Corp.	20,900	533,159
Watson Pharmaceuticals, Inc.*§	6,900	182,367
		4,055,619
Real Estate (0.3%)
CB Richard Ellis Group, Inc. Class A*	4,200	143,556
Road & Rail (1.4%)
CSX Corp.	2,200	88,110
Norfolk Southern Corp.	4,600	232,760
Union Pacific Corp.	4,500	456,975
		777,845
Semiconductor Equipment & Products (3.3%)
Applied Materials, Inc.	17,900	327,928
Intel Corp.	40,500	774,765
Micron Technology, Inc.*	27,200	328,576
Texas Instruments, Inc.	14,200	427,420
		1,858,689
Software (1.8%)
Intuit, Inc.*	6,100	166,896
Microsoft Corp.	29,700	827,739

	Number of Shares	Value
COMMON STOCKS
Software
Synopsys, Inc.*§	2,200	$57,706
		1,052,341
Specialty Retail (1.6%)
Circuit City Stores, Inc.	12,500	231,625
Office Depot, Inc.*	6,400	224,896
OfficeMax, Inc.	1,500	79,110
Rent-A-Center, Inc.*	5,300	148,294
TJX Companies, Inc.	9,400	253,424
		937,349
Tobacco (1.8%)
Altria Group, Inc.	9,600	842,976
Loews Corp. - Carolina Group	2,200	166,342
		1,009,318
TOTAL COMMON STOCKS (Cost $52,186,743)		56,788,409

SHORT-TERM INVESTMENTS (8.3%)
State Street Navigator Prime Portfolio§§	4,402,046	4,402,046

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 4/02/07	$316	316,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,718,046)		4,718,046

TOTAL INVESTMENTS AT VALUE (107.8%) (Cost $56,904,789)		61,506,455

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.8%)		(4,434,172)

NET ASSETS (100.0%)		$57,072,283

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $56,904,789, $5,575,522, $(973,856) and $4,601,666 respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                         Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                         Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007